Equity - Additional Information (Details) ₨ / shares in Units, $ / shares in Units, $ in Millions									12 Months Ended
	Jun. 23, 2026 USD ($)	Apr. 23, 2026 ₨ / shares	Apr. 23, 2026 $ / shares	Dec. 04, 2025 INR (₨) shares	Dec. 04, 2025 USD ($) shares	Sep. 11, 2025 INR (₨) ₨ / shares shares	Jun. 30, 2025	Oct. 13, 2022 INR (₨) ₨ / shares	Mar. 31, 2026 USD ($) Class	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 INR (₨) ₨ / shares shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2026 INR (₨) Vote ₨ / shares shares	Mar. 31, 2026 USD ($) Vote $ / shares shares	Mar. 31, 2025 ₨ / shares	Mar. 31, 2025 USD ($) $ / shares shares
Disclosure Of Equity [Line Items]
Treasury shares | shares											10,916,829		12,172,119	8,650,911	8,650,911		9,655,927
Par value per share | (per share)						₨ 5								₨ 5	$ 0.16	₨ 5	$ 0.16
Number of classes of shares referred to as equity shares | Class									1
Percentage of free cash flow as dividend payout										85.00%
Dividends and share buy back period										5 years
Buyback of shares									$ 2,006
Capital redemption reserve															$ 30		$ 24
Number of votes per equity share | Vote														1	1
Dividends paid									2,133	$ 2,416	$ 1,777
Expected dividend outflow									$ 2,133	$ 2,416	$ 1,777
Voting, dividend or liquidation rights description									There are no voting, dividend or liquidation rights to the holders of options issued under the company's share option plans.
Nonadjusting Events After Reporting Period
Disclosure Of Equity [Line Items]
Final dividend proposed | (per share)		₨ 25	$ 0.26
Expected dividend outflow	$ 1,067
Buyback Program Completed in February 2023
Disclosure Of Equity [Line Items]
Maximum share value available for buy back | ₨								₨ 93,000,000,000
Maximum buyback price per share | ₨ / shares								₨ 1,850
Buyback of shares commencement date												Dec. 07, 2022	Dec. 07, 2022
Buyback of shares actual completion date												Feb. 13, 2023	Feb. 13, 2023
Equity shares repurchased | shares												60,426,348	60,426,348
Average buy back price | ₨ / shares												₨ 1,539.06
Percentage of buyback paid-up equity share capital												1.44%	1.44%
Buyback of shares												₨ 93,000,000,000	$ 1,130
Capital redemption reserve													$ 3
Buyback Program Completed in December 2025
Disclosure Of Equity [Line Items]
Maximum share value available for buy back | ₨						₨ 180,000,000,000
Maximum buyback price per share | ₨ / shares						₨ 1,800
Buyback of shares commencement date						Nov. 20, 2025
Buyback of shares declared date						Nov. 06, 2025
Equity shares repurchased | shares				100,000,000	100,000,000
Number of equity shares authorized for repurchase | shares						100,000,000
Percentage of buyback paid-up equity share capital							2.41%
Buyback of shares				₨ 180,000,000,000	$ 2,000
Capital redemption reserve														₨ 500,000,000	$ 6